Major Group Investments - direct and indirect	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Major Group Investments - direct and indirect
42.	Major Group Investments - direct and indirect
for the year ended 31 December

				Group
				beneficial interest
		Shares held		2020	2019
	Notes	2020	2019	%	%
SUBSIDIARIES
Unlisted
Abosso Goldfields Ltd 6
- Class “A” shares	1	49,734,000	49,734,000	90.0%	90.0%
- Class “B” shares	1	4,266,000	4,266,000	90.0%	90.0%
Agnew Gold Mining Company Pty Ltd	2	54,924,757	54,924,757	100.0%	100.0%
Beatrix Mines Ltd 11	3	—	96,549,020	—	100.0%
Beatrix Mining Ventures Ltd 11	3	—	9,625,001	—	100.0%
Darlot Mining Company Pty Ltd	2	1	1	100.0%	100.0%
Driefontein Consolidated (Pty) Ltd 11	3	—	1,000	—	100.0%
GFI Joint Venture Holdings (Pty) Ltd	3	311,668,564	311,668,564	100.0%	100.0%
GFL Mining Services Ltd	3	235,676,387	235,676,387	100.0%	100.0%
Gold Fields Ghana Ltd 7	1	900	900	90.0%	90.0%
Gold Fields Group Services (Pty) Ltd	3	1	1	100.0%	100.0%
Gold Fields Holdings Company Ltd	5	4,084	4,084	100.0%	100.0%
Gold Fields La Cima S.A. 8	4	1,426,050,205	1,426,050,205	99.5%	99.5%
Gold Fields Operations Ltd	3	156,279,947	156,279,947	100.0%	100.0%
Gold Fields Orogen Holding (BVI) Ltd	5	356	356	100.0%	100.0%
Gruyere Mining Company Pty Ltd	2	1	1	100.0%	100.0%
GSM Mining Company Pty Ltd	2	1	1	100.0%	100.0%
Kloof Gold Mining Company Ltd 11	3	—	138,600,000	—	100.0%
Newshelf 899 (Pty) Ltd
- Class “A” shares 9	3	90,000,000	90,000,000	100.0%	100.0%
- Class “B” shares 10	3	10,000,000	10,000,000	—	—
St Ives Gold Mining Company Pty Ltd	2	281,051,329	281,051,329	100.0%	100.0%

Total

1	Incorporated in Ghana.
2	Incorporated in Australia.
3	Incorporated in the Republic of South Africa.
4	Incorporated in Peru.
5	Incorporated in the British Virgin Islands.
6
Abosso Goldfields Ltd (“Abosso”) owns the Damang operation in Ghana. The accumulated non-controlling
interest of Abosso at 31 December 2020 amounts to US$12.0 million (2019: US$7.9 million). A dividend of US$4.5 million was advanced to non-controlling
interest during 2020 (2019: US$nil). Refer to the segment reporting, note 41, for summarised financial information of Damang.

7
Gold Fields Ghana Ltd (“GFG”) owns the Tarkwa operation in Ghana. The accumulated non-controlling
interest of GFG at 31 December 2020 amounts to US$142.7 million (2019: US$125.5 million). A dividend of US$5.1 million was advanced to non-controlling
interest during 2020 (2019: US$2.0 million). Refer to the segment reporting, note 41, for summarised financial information of Tarkwa.

8
Gold Fields La Cima S.A. (“La Cima”) owns the Cerro Corona operation in Peru. The accumulated non-controlling
interest of La Cima at 31 December 2020 amounts to US$1.9 million (2019: US$2.1 million). A dividend of US$0.5 million was paid to non-controlling
interest during 2020 (2019: US$0.2 million). Refer to the segment reporting, note 41, financial information of Cerro Corona.

9
Newshelf is the holding company of GFIJVH and GFO which own the South Deep mine. In terms of the South Deep BEE agreement, there is an agreed phase-in
participation of BEE partners over 20 years and at 31 December 2020 the BEE partners hold an economic interest of 3.33%. The accumulated non-controlling
interest of Newshelf at 31 December 2020 amounts to US$20.0 million (2019: US$nil).

10
The class “B” shareholders are entitled to a cumulative preferential dividend of R20.0 million per annum for the first 10 years, R13.3 million per annum for the next five years and R6.7 million for the next five years. After 20 years, this preferential dividend ceases. The initial 10 year period expired on 6 December 2020. For the next 5 years, the holders of the “B” shares shall be entitled to the declaration and payment of a special cash dividend of R2 per “B” share in respect of 2/3 of the “B” shares, i.e. R13,3 million and in respect of one third of the “B” shares, any normal dividends declared and paid by Newshelf (ie a 3.33% economic interest in Newshelf).

11	These subsidiaries were in the process of voluntary liquidation at 31 December 2020.

			Group
	Shares held		beneficial interest
	2020	2019	2020%	2019%
OTHER 1
Listed associates
Rusoro Mining Limited	140,000,001	140,000,001	25.7%	25.7%

Joint ventures
Far Southeast Gold Resources Incorporated	1,737,699	1,737,699	40.0%	40.0%
Asanko Gold Ghana Limited	450,000,000	450,000,000	45.0%	45.0%
Adansi Gold Company Limited	100,000	100,000	50.0%	50.0%
Shika Group Finance Limited	10,000	10,000	50.0%	50.0%

Listed equity investments
Galiano Gold Inc. (formerly Asanko Gold Inc.)	21 971 657	22 354 657	9.8%	9.9%
Bezant Resources PLC	17,945,922	17,945,922	0.6%	1.8%
Cardinal Resources Limited 2	—	81,038,233	—	16.4%
RareX Limited	710,592	710,592	0.2%	0.2%
Consolidated Woodjam Copper Corporation 3	16,115,740	16,115,740	16.3%	19.9%
Lefroy Exploration Limited 3	21,613,910	18,214,535	18.0%	18.4%
Magmatic Resources Limited	19,200,000	19,200,000	10.9%	12.5%
Orsu Metals Corp	2,613,491	2,613,491	6.1%	6.2%
Chakana Copper Corp 3	15,686,275	15,686,275	16.8%	16.8%
Amarc Resources Limited	5,000,000	—	2.8%	0.0%

1	Only major investments are listed individually.
2	Cardinal Resources PLC was disposed of during 2020.
3	An assessment has been performed and the Group does not have significant influence.